Note 11 Financial Instruments Designated At Fair Value Through Profit Or Loss (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Financial assets and liabilities designated at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	€ 1,003	€ 1,092
Customer deposits at fair value through profit or loss	734	809
Debt securities designated at fair value through profit or loss	2,882	3,396
Other Financial Liabilities At Fair Value Through Profit Or Loss	6,262	5,479
Financial liabilities at fair value through profit or loss	€ 9,878	€ 9,683